COMMITMENT	12 Months Ended
Dec. 31, 2025
Disclosure of commitments [Abstract]
COMMITMENTS [Text Block]

22. COMMITMENTS

As at December 31, 2025, the Company has the following contractual commitments for research and development and premises lease obligations:

US$

2026	6,407,350
2027	3,824,108
2028	2,984,467
2029	1,620,232
2030	256,214